Risk Management	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Risks and Uncertainties [Abstract]
Risk Management

15.	Risk Management

Concentration of Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash. The Company manages its credit risk relating to cash by dealing only with high-rated financial institutions as determined by rating agencies. As a result, credit risk is considered insignificant. The Company does not consider any of its financial assets to be impaired.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. The Company manages liquidity risk by maintaining sufficient cash balances to enable settlement of transactions on the due date. The Company is exposed to liquidity risk. The Company addresses its liquidity by raising capital through the issuance of equity. While the Company has been successful in securing financings in the past, there is no assurance that it will be able to do so in the future.

Foreign currency risk

Foreign currency risk is the risk that a variation in exchange rates between the Canadian dollar and the U.S. dollar will affect the Company’s operations and financial results. The operating results and financial position of the Company are reported in U.S. dollars. As of September 30, 2025, the Company held approximately $185,000 of Canadian cash and trade payables and other liabilities of $166,000 denominated in Canadian dollars.

Other risks

Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest rate risk and commodity price risk arising from financial instruments.

15.	Risk Management

Concentration of Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash. The Company manages its credit risk relating to cash by dealing only with high-rated financial institutions as determined by rating agencies. As a result, credit risk is considered insignificant. The Company does not consider any of its financial assets to be impaired.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. The Company manages liquidity risk by maintaining sufficient cash balances to enable settlement of transactions on the due date. The Company is exposed to liquidity risk. The Company addresses its liquidity by raising capital through the issuance of equity. While the Company has been successful in securing financings in the past, there is no assurance that it will be able to do so in the future.

Foreign currency risk

Foreign currency risk is the risk that a variation in exchange rates between the Canadian dollar and the U.S. dollar will affect the Company’s operations and financial results. The operating results and financial position of the Company are reported in U.S. dollars. As of March 31, 2025, the Company held approximately $117,000 of Canadian cash and trade payables and other liabilities of $104,000 denominated in Canadian dollars.

Other risks

Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest rate risk and commodity price risk arising from financial instruments.